INDEBTEDNESS - Senior Notes (Details) - Senior notes - 6.875% senior notes, due in August 2017	Sep. 22, 2015 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount	$ 600,000,000.0
Senior notes interest rate	6.875%
Redemption price as percentage of principal amount	100.00%
Change of control transactions redemption price as a percentage of principal amount	101.00%